Debt and other liabilities - Schedule of Convertible debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible Debt [Line Items]
Short term convertible debt to related party	$ 95,309	$ 132,269
Convertible Debt Related And Non Related Parties [Member]
Convertible Debt [Line Items]
Debt issuance costs	(1,590,572)
Accrued interest	7,176,741
Discount on convertible debt	(7,401,611)
Convertible debt under troubled debt restructuring	12,103,565	31,088,259
Convertible debt	10,383,432	31,220,528
Convertible Debt Related And Non Related Parties [Member] | Related Party [Member]
Convertible Debt [Line Items]
Short term convertible debt to related party	$ 95,309	$ 132,269